                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ _]; Amendment Number:
                                                ----------

This Amendment (Check only one.): [ _] is a restatement.
                                  [ _] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jonathon S. Jacobson
Address: c/o Highfields Capital Management LP
         John Hancock Tower
         200 Clarendon Street, 59th Floor
         Boston, MA 02116

Form 13F File Number: 028-04629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7500

Signature, Place, and Date of Signing:


/s/ Joseph F. Mazzella   Boston, Massachusetts   May 15, 2009
----------------------   ---------------------   ------------

Report Type (Check only one.)

[ _] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ _] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

Form 13F File Number   Name
--------------------   --------------------------------
028-03499              Highfields Capital Management LP